REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 1,004,550	$ 772,814	$ 685,414
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	949,025	734,924	661,646
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 55,525	$ 37,890	$ 23,768